Changes in Carrying Amount of Goodwill (Detail) ¥ in Millions, $ in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Goodwill [Line Items]
Beginning Balance	¥ 15,342		¥ 15,841	¥ 15,396
Goodwill acquired	499		81
Goodwill disposed			(116)	(54)
Ending Balance	15,841	$ 2,429	15,806	15,342
Search Services
Goodwill [Line Items]
Beginning Balance	10,785		11,284	10,823
Goodwill acquired	499
Goodwill disposed				(38)
Ending Balance	11,284			10,785
Transaction Services
Goodwill [Line Items]
Beginning Balance	1,281		1,281	1,297
Goodwill acquired	0
Goodwill disposed				(16)
Ending Balance	1,281			1,281
iQIYI
Goodwill [Line Items]
Beginning Balance	3,276		3,276	3,276
Goodwill acquired	0		0
Goodwill disposed			0	0
Ending Balance	3,276	503	3,276	¥ 3,276
Baidu Core
Goodwill [Line Items]
Beginning Balance			12,565
Goodwill acquired			81
Goodwill disposed			(116)
Ending Balance	¥ 12,565	$ 1,926	¥ 12,530